INVESTMENTS (Schedule of Marketable Equity Securities) (Details) (USD $)	Jun. 30, 2012	Sep. 30, 2011
Marketable Equity Securities:
Cost	$ 81,000	$ 48,000
Gross Unrealized Gains	83,000	67,200
Gross Unrealized Losses
Fair Value	164,000	115,200
Publicly Traded Equity Securities [Member]
Marketable Equity Securities:
Cost	81,000	48,000
Gross Unrealized Gains	83,000	67,200
Gross Unrealized Losses
Fair Value	$ 164,000	$ 115,200